Accrued maintenance liability (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Maintenance Liability [Abstract]
Schedule of movements in accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2018 and 2017 were as follows:

	Year Ended December 31,
	2018	2017
Accrued maintenance liability at beginning of period	$2,461,799	$2,750,576
Maintenance payments received	743,256	756,314
Maintenance payments returned	(459,326)	(523,403)
Release to income upon sale	(261,240)	(275,360)
Release to income other than upon sale	(228,081)	(302,408)
Lessor contribution, top ups and other	(27,581)	42,379
Interest accretion	8,667	13,701
Accrued maintenance liability at end of period	$2,237,494	$2,461,799